Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Bank overdrafts	$ 83	$ 53
Cash and cash equivalents	(9,973)	(12,097)
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	78,880	87,369
Current interest-bearing loans and borrowings	1,029	1,408
Interest-bearing loans and borrowings	79,909	88,777
Bank overdrafts	83	53
Cash and cash equivalents	(9,973)	(12,097)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(183)	(175)
Debt securities (included within Investment securities)	(123)	(396)
Net debt	$ 69,713	$ 76,162